Supplemental Condensed Consolidating Financial Information - Condensed Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents	$ 3,698	$ 5,163	$ 5,028	$ 5,567
Deposits in subsidiaries’ cash management pools	0
Receivables	20,353	22,526
Inventories, net	7,105	7,008
Property, plant and equipment, net	6,188	6,865
Equipment under operating leases	1,584	1,518
Investments in unconsolidated subsidiaries and affiliates	563	605
Investments in consolidated subsidiaries	0
Goodwill and intangibles	3,281	3,334
Other	4,511	4,894
TOTAL ASSETS	47,283	51,913
Liabilities and equity:
Debt	26,639	29,594
Trade payables	5,512	5,982
Other liabilities	10,177	11,376
Total equity	4,955	4,961	5,081	4,955
TOTAL EQUITY AND LIABILITIES	47,283	51,913
CNH Industrial N.V. [Member]
Assets:
Cash and cash equivalents	19	7	4	5
Deposits in subsidiaries’ cash management pools	226	230
Receivables	535	658
Inventories, net	198	233
Property, plant and equipment, net	68	75
Equipment under operating leases	0
Investments in unconsolidated subsidiaries and affiliates	253	245
Investments in consolidated subsidiaries	10,316	10,877
Goodwill and intangibles	44	50
Other	284	258
TOTAL ASSETS	11,943	12,633
Liabilities and equity:
Debt	4,956	5,622
Trade payables	277	307
Other liabilities	1,795	1,782
Total equity	4,915	4,922
TOTAL EQUITY AND LIABILITIES	11,943	12,633
Case New Holland Industrial Inc. [Member]
Assets:
Cash and cash equivalents	0	0
Deposits in subsidiaries’ cash management pools	0
Receivables	922	1,034
Inventories, net	0
Property, plant and equipment, net	0
Equipment under operating leases	0
Investments in unconsolidated subsidiaries and affiliates	0
Investments in consolidated subsidiaries	6,866	6,965
Goodwill and intangibles	0
Other	11	(55)
TOTAL ASSETS	7,799	7,944
Liabilities and equity:
Debt	4,987	5,011
Trade payables	2	18
Other liabilities	(40)	(69)
Total equity	2,850	2,984
TOTAL EQUITY AND LIABILITIES	7,799	7,944
Guarantor Subsidiaries [Member]
Assets:
Cash and cash equivalents	59	39	42	38
Deposits in subsidiaries’ cash management pools	4,005	4,135
Receivables	5,161	5,479
Inventories, net	1,918	1,711
Property, plant and equipment, net	1,149	1,186
Equipment under operating leases	0
Investments in unconsolidated subsidiaries and affiliates	1	1
Investments in consolidated subsidiaries	1,983	2,110
Goodwill and intangibles	2,798	2,824
Other	717	696
TOTAL ASSETS	17,791	18,181
Liabilities and equity:
Debt	3,284	3,275
Trade payables	2,098	2,257
Other liabilities	3,169	3,272
Total equity	9,240	9,377
TOTAL EQUITY AND LIABILITIES	17,791	18,181
All Other Subsidiaries [Member]
Assets:
Cash and cash equivalents	3,620	5,117	4,982	5,524
Deposits in subsidiaries’ cash management pools	0
Receivables	29,970	33,393
Inventories, net	4,989	5,064
Property, plant and equipment, net	4,971	5,604
Equipment under operating leases	1,584	1,518
Investments in unconsolidated subsidiaries and affiliates	309	359
Investments in consolidated subsidiaries	862	1,530
Goodwill and intangibles	439	460
Other	4,743	5,164
TOTAL ASSETS	51,487	58,209
Liabilities and equity:
Debt	31,073	34,947
Trade payables	5,494	6,145
Other liabilities	6,943	7,957
Total equity	7,977	9,160
TOTAL EQUITY AND LIABILITIES	51,487	58,209
Eliminations [Member]
Assets:
Cash and cash equivalents	0	0
Deposits in subsidiaries’ cash management pools	(4,231)	(4,365)
Receivables	(16,235)	(18,038)
Inventories, net	0
Property, plant and equipment, net	0
Equipment under operating leases	0
Investments in unconsolidated subsidiaries and affiliates	0
Investments in consolidated subsidiaries	(20,027)	(21,482)
Goodwill and intangibles	0
Other	(1,244)	(1,169)
TOTAL ASSETS	(41,737)	(45,054)
Liabilities and equity:
Debt	(17,661)	(19,261)
Trade payables	(2,359)	(2,745)
Other liabilities	(1,690)	(1,566)
Total equity	(20,027)	(21,482)
TOTAL EQUITY AND LIABILITIES	$ (41,737)	$ (45,054)